Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:
Plant	10-14 years
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years